Inventories (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Cost of inventories recognized in Cost of Sales	¥ 72,419,098	¥ 70,704,868	¥ 53,622,798
Inventory provision excluded in cost of sales	525,269	150,883	220,888
Reversal of inventory write-down	¥ 243,590	¥ 156,149	¥ 147,817